ING Index Plus LargeCap Fund

ING Index Plus LargeCap Fund

INVESTMENT OBJECTIVE

The Fund seeks to outperform the total return performance of the S&P 500® Index ("Index") while maintaining a market level of risk.

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 45) or the Statement of Additional Information (page 92).

Shareholder Fees Fees paid directly from your investment

Shareholder Fees - ING Index Plus LargeCap Fund	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
Class A	3.00%	none
Class B	none	5.00%
Class C	none	0.75%
Class I	none	none
Class O	none	none
Class R	none	none
Class W	none	none

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment

Annual Fund Operating Expenses - ING Index Plus LargeCap Fund		Class A	Class B	Class C	Class I	Class O	Class R	Class W
Management Fees		0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	[1]
Distribution and/or Shareholder Services (12b-1) Fees		0.25%	1.00%	0.75%	none	0.25%	0.50%	none	[1]
Administrative Services Fees		0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	[1]
Other Expenses		0.30%	0.30%	0.30%	0.23%	0.30%	0.30%	0.30%	[1]
Total Annual Fund Operating Expenses		1.08%	1.83%	1.58%	0.76%	1.08%	1.33%	0.83%	[1]
Waivers and Reimbursements	[2]	(0.13%)	(0.13%)	(0.13%)	(0.06%)	(0.13%)	(0.13%)	(0.13%)	[1]
Total Annual Fund Operating Expenses after Waivers and Reimbursements		0.95%	1.70%	1.45%	0.70%	0.95%	1.20%	0.70%	[1]
[1]	Based on Class A shares' expenses adjusted for class specific differences.
[2]	The adviser is contractually obligated to limit expenses to 0.95%, 1.70%, 1.45%, 0.70%, 0.95%, 1.20%, and 0.70% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares, respectively, through October 1, 2012; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - ING Index Plus LargeCap Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	394	621	865	1,566
Class B	673	863	1,178	1,940
Class C	223	486	848	1,867
Class I	72	237	416	937
Class O	97	331	583	1,305
Class R	122	409	716	1,590
Class W	72	252	448	1,013

Expense Example, No Redemption - ING Index Plus LargeCap Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	394	621	865	1,566
Class B	173	563	978	1,940
Class C	148	486	848	1,867
Class I	72	237	416	937
Class O	97	331	583	1,305
Class R	122	409	716	1,590
Class W	72	252	448	1,013

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 164% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large-capitalization companies included in the Index. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Index is a stock market index comprised of common stocks of 500 of the largest companies traded in the United States and selected by Standard & Poor's Ratings Services. The sub-adviser ("Sub-Adviser") defines large-capitalization companies as companies that are included in the Index at the time of purchase and that have a market capitalization of at least $3 billion. The minimum market capitalization level is reset periodically and will change with market conditions as the market capitalization range of the companies in the Index changes. As of June 30, 2011, the smallest company in the Index had a market capitalization of $1.7 billion, the largest company had a market capitalization of $400.9 billion, and the average capitalization of all companies in the Index was $90.2 billion.

The Fund may invest in derivative instruments, including, but not limited to, index futures. The Fund typically uses derivatives to substitute for taking a position in the underlying asset.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

In managing the Fund, the Sub-Adviser attempts to achieve the Fund's objective by overweighting those stocks in the Index that the Sub-Adviser believes will outperform the Index, and underweighting (or avoiding altogether) those stocks in the Index that the Sub-Adviser believes will underperform the Index. Stocks that the Sub-Adviser believes are likely to match the performance of the Index are generally invested in proportion to their representation in the Index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. Although the Fund will not hold all the stocks in the Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Fund and that of the Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) that approximate those of the Index.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33⅓% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Investment Model The Sub-Adviser's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

Securities Lending Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares' performance would be higher or lower than Class A shares' performance because of the higher or lower expenses paid by Class A shares. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

Because Class W shares had not commenced operations as of December 31, 2010, no performance information for Class W shares is provided below.

Calendar Year Total Returns Class A (as of December 31 of each year)

Best quarter: 2nd, 2009, 15.34% and Worst quarter: 4th, 2008, (20.72)% The Fund's Class A shares' year-to-date total return as of June 30, 2011: 5.48%

Average Annual Total Returns% (for the periods ended December 31, 2010)

Average Annual Total Returns - ING Index Plus LargeCap Fund		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class A		10.05%	0.11%	(0.29%)			Feb. 03, 1997
Class A After tax on distributions		9.84%	(0.25%)	(0.56%)
Class A After tax on distributions with sale		6.81%	0.10%	(0.28%)
Class A S&P 500 Index	[1]	15.06%	2.29%	1.41%
Class B		7.61%	(0.40%)	(0.72%)			Mar. 01, 1999
Class B S&P 500 Index	[1]	15.06%	2.29%	1.41%
Class C		12.13%	0.21%	(0.48%)			Jun. 30, 1998
Class C S&P 500 Index	[1]	15.06%	2.29%	1.41%
Class I		13.74%	0.97%	0.27%			Dec. 10, 1996
Class I S&P 500 Index	[1]	15.06%	2.29%	1.41%
Class O		13.42%	0.71%		1.08%		Aug. 01, 2001
Class O S&P 500 Index	[1]	15.06%	2.29%		2.36%	[2]
Class R		13.15%	0.47%		2.86%		Dec. 08, 2003
Class R S&P 500 Index	[1]	15.06%	2.29%		4.56%	[2]
[1]	The index returns do not reflect deductions for fees, expenses or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.